SCHEDULE OF COMPONENTS OF NET PERIODIC BENEFIT COST (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Multiemployer Plan [Line Items]
Service cost			$ 3,487	$ 2,680
Interest cost			583	655
Successors [Member]
Multiemployer Plan [Line Items]
Service cost		$ 1,412	3,487	2,680
Interest cost		282	583	655
Actuarial (gain)/loss		896	2,243	2,031
Other		(416)
Net cost		$ 2,174	$ 6,313	$ 5,366
Predecessors [Member] | NPS Holdings Limited [Member]
Multiemployer Plan [Line Items]
Service cost	$ 866
Interest cost	168
Actuarial (gain)/loss	375
Other
Net cost	$ 1,409